Expense Example	Feb. 01, 2026 USD ($)
Timothy Plan Small Cap Value Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	1,026
Expense Example, with Redemption, 5 Years	1,380
Expense Example, with Redemption, 10 Years	2,376
Timothy Plan Small Cap Value Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	732
Expense Example, with Redemption, 5 Years	1,263
Expense Example, with Redemption, 10 Years	2,716
Timothy Plan Large/Mid Cap Value Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,344
Expense Example, with Redemption, 10 Years	2,302
Timothy Plan Large/Mid Cap Value Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	1,226
Expense Example, with Redemption, 10 Years	2,644
Timothy Plan Small/Mid Cap Growth Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	1,050
Expense Example, with Redemption, 5 Years	1,418
Expense Example, with Redemption, 10 Years	2,450
Timothy Plan Small/Mid Cap Growth Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	339
Expense Example, with Redemption, 3 Years	757
Expense Example, with Redemption, 5 Years	1,302
Expense Example, with Redemption, 10 Years	2,789
Timothy Plan Large/Mid Cap Growth Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	1,006
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	2,304
Timothy Plan Large/Mid Cap Growth Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,229
Expense Example, with Redemption, 10 Years	2,646
Timothy Plan Growth & Income Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	727
Expense Example, with Redemption, 3 Years	1,197
Expense Example, with Redemption, 5 Years	1,693
Expense Example, with Redemption, 10 Years	3,051
Timothy Plan Growth & Income Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	362
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,581
Expense Example, with Redemption, 10 Years	3,376
Timothy Plan Fixed Income Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	562
Expense Example, with Redemption, 3 Years	840
Expense Example, with Redemption, 5 Years	1,138
Expense Example, with Redemption, 10 Years	1,984
Timothy Plan Fixed Income Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	639
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	2,415
Timothy Plan High Yield Bond Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	567
Expense Example, with Redemption, 3 Years	834
Expense Example, with Redemption, 5 Years	1,122
Expense Example, with Redemption, 10 Years	1,939
Timothy Plan High Yield Bond Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	2,371
Timothy Plan International Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	1,046
Expense Example, with Redemption, 5 Years	1,408
Expense Example, with Redemption, 10 Years	2,424
Timothy Plan International Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	341
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	1,291
Expense Example, with Redemption, 10 Years	2,763
Timothy Plan Israel Common Values Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	714
Expense Example, with Redemption, 3 Years	1,059
Expense Example, with Redemption, 5 Years	1,427
Expense Example, with Redemption, 10 Years	2,458
Timothy Plan Israel Common Values Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	349
Expense Example, with Redemption, 3 Years	767
Expense Example, with Redemption, 5 Years	1,311
Expense Example, with Redemption, 10 Years	2,796
Timothy Plan Defensive Strategies Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	975
Expense Example, with Redemption, 5 Years	1,293
Expense Example, with Redemption, 10 Years	2,191
Timothy Plan Defensive Strategies Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	312
Expense Example, with Redemption, 3 Years	680
Expense Example, with Redemption, 5 Years	1,174
Expense Example, with Redemption, 10 Years	2,535
Timothy Plan Strategic Growth Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	718
Expense Example, with Redemption, 3 Years	1,071
Expense Example, with Redemption, 5 Years	1,447
Expense Example, with Redemption, 10 Years	2,499
Timothy Plan Strategic Growth Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	2,585
Timothy Plan Conservative Growth Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	722
Expense Example, with Redemption, 3 Years	1,082
Expense Example, with Redemption, 5 Years	1,466
Expense Example, with Redemption, 10 Years	2,539
Timothy Plan Conservative Growth Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	332
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	$ 2,626